Fair value of Assets and liabilities	12 Months Ended
Feb. 28, 2023
Disclosure Of Fair Value Of Financial Instruments Text Block Abstract
FAIR VALUE OF ASSETS AND LIABILITIES

33. FAIR VALUE OF ASSETS AND LIABILITIES

Fair value hierarchy

The Group categorizes fair value measurement using a fair value hierarchy that is dependent on the valuation inputs used as follows:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date.

●	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

●	Level 3: Unobservable inputs for the asset or liability

Fair value measurements that use inputs of different hierarchy levels are categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Assets and liabilities measured at fair value

As of February 28, 2023, Derivative – call option (Note 14) was measured at level 3 fair value.

The fair value of the underlying share of Picup is determined using discounted cash flow model. The key unobservable inputs of the discounted cash flow are as disclosed in Note 8.

Assets and liabilities not measured at fair value, for which fair value is disclosed

As of February 28, 2023, the fair value of loan to related party as disclosed in the table below is based on significant unobservable inputs (Level 3) and have been calculated by discounting the expected future cash flows using rates currently available for instruments on with similar terms, credit risk and remaining maturities.

		As of February 28, 2023
Figures in Rand thousands	Notes	Carrying amount	Aggregate fair value

Loan to related party	12	25,800	24,112

Fair value of financial instruments by classes that are not carried at fair value and whose carrying amounts are reasonable approximation of fair value

Cash and cash equivalents (Note 13), trade and other receivables (Note 11), trade and other payables (Note 19), term loans (Note 16), loans from related parties (Note 12), and lease liabilities (Note 17). The carrying amounts of these financial assets and liabilities are reasonable approximation of fair values as they are short term in nature, market interest rate instruments.

Fair value of financial instrument classes that are not carried at fair value and whose carrying amounts are not reasonable approximation of fair value

There are no financial instruments that are not carried at fair value and whose carrying amounts are not reasonable approximation of fair value.